Schedule of Investments (unaudited)
December 31, 2025
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.5%
AeroVironment, Inc.(a)(b)	1,016,158	$ 245,798,459
ATI, Inc.(a)(b)	4,339,398	497,989,314
BWX Technologies, Inc.(b)	2,920,105	504,710,948
Carpenter Technology Corp.(b)	1,591,170	500,963,963
Curtiss-Wright Corp.	1,177,761	649,264,306
Hexcel Corp.(b)	2,542,164	187,865,920
Kratos Defense & Security Solutions, Inc.(a)(b)	5,392,661	409,356,896
Woodward, Inc.	1,915,008	578,945,219
		3,574,895,025
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)(b)	3,656,036	192,453,735
Automobile Components — 1.1%
Autoliv, Inc.	2,232,166	264,958,104
BorgWarner, Inc.	6,832,689	307,880,966
Gentex Corp.	6,990,118	162,660,046
Goodyear Tire & Rubber Co. (The)(a)(b)	9,139,737	80,064,096
Lear Corp.	1,656,346	189,817,252
Visteon Corp.(b)	871,490	82,878,699
		1,088,259,163
Automobiles — 0.2%
Harley-Davidson, Inc.	3,777,724	77,405,565
Thor Industries, Inc.	1,680,524	172,539,399
		249,944,964
Banks — 6.5%
Associated Banc-Corp	5,218,155	134,419,673
Bank OZK	3,385,645	155,807,383
Cadence Bank	4,814,594	206,257,207
Columbia Banking System, Inc.	9,553,702	267,025,971
Comerica, Inc.	4,079,994	354,673,879
Commerce Bancshares, Inc.	4,129,745	216,150,853
Cullen/Frost Bankers, Inc.	2,042,235	258,608,218
East West Bancorp, Inc.	4,394,367	493,882,907
First Financial Bankshares, Inc.	4,166,930	124,466,199
First Horizon Corp.	15,726,656	375,867,078
Flagstar Bank N.A.(b)	9,571,641	120,506,960
FNB Corp.	11,437,289	195,577,642
Glacier Bancorp, Inc.	4,107,707	180,944,493
Hancock Whitney Corp.	2,669,729	170,008,343
Home BancShares, Inc.	5,835,691	162,115,496
International Bancshares Corp.	1,729,351	114,898,081
Old National Bancorp	11,108,085	247,821,376
Pinnacle Financial Partners, Inc.	2,459,483	234,659,273
Prosperity Bancshares, Inc.	3,033,904	209,673,106
Southstate Bank Corp.	3,210,353	302,126,321
Synovus Financial Corp.	4,433,063	221,874,803
Texas Capital Bancshares, Inc.(a)	1,456,793	131,898,038
UMB Financial Corp.	2,280,369	262,333,650
United Bankshares, Inc.	4,472,893	171,759,091
Valley National Bancorp	15,313,388	178,860,372
Webster Financial Corp.	5,151,479	324,234,088
Western Alliance Bancorp	3,296,801	277,162,060
Wintrust Financial Corp.	2,139,004	299,075,539
Zions Bancorp N.A.	4,715,543	276,047,887
		6,668,735,987
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A, NVS(a)(b)	244,745	47,757,092
Security	Shares	Value
Beverages (continued)
Celsius Holdings, Inc.(a)(b)	5,104,724	$ 233,490,076
Coca-Cola Consolidated, Inc.	1,806,698	276,966,803
		558,213,971
Biotechnology — 2.6%
BioMarin Pharmaceutical, Inc.(a)	6,134,556	364,576,663
Cytokinetics, Inc.(a)(b)	3,905,058	248,127,385
Exelixis, Inc.(a)(b)	8,561,456	375,248,616
Halozyme Therapeutics, Inc.(a)(b)	3,755,954	252,775,704
Neurocrine Biosciences, Inc.(a)	3,184,549	451,664,585
Roivant Sciences Ltd.(a)(b)	13,994,455	303,679,674
United Therapeutics Corp.(a)(b)	1,375,029	669,982,880
		2,666,055,507
Broadline Retail — 0.4%
Macy’s, Inc.	8,574,260	189,062,433
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,958,100	214,627,341
		403,689,774
Building Products — 1.9%
AAON, Inc.(b)	2,160,533	164,740,641
Advanced Drainage Systems, Inc.	2,285,040	330,942,343
Carlisle Cos., Inc.	1,331,423	425,868,961
Fortune Brands Innovations, Inc.	3,837,129	191,933,193
Owens Corning	2,625,166	293,782,327
Simpson Manufacturing Co., Inc.	1,324,182	213,815,667
Trex Co., Inc.(a)	3,422,421	120,058,529
UFP Industries, Inc.	1,860,072	169,359,556
		1,910,501,217
Capital Markets — 3.0%
Affiliated Managers Group, Inc.(b)	898,421	258,996,806
Carlyle Group, Inc. (The)	8,288,075	489,908,113
Evercore, Inc., Class A	1,235,354	420,329,199
Federated Hermes, Inc., Class B, NVS	2,362,989	123,040,837
Hamilton Lane, Inc., Class A	1,305,970	175,404,831
Houlihan Lokey, Inc., Class A	1,741,163	303,293,183
Janus Henderson Group PLC	3,946,264	187,723,778
Jefferies Financial Group, Inc.	5,270,746	326,628,130
Morningstar, Inc.	761,743	165,534,371
SEI Investments Co.	2,972,072	243,769,345
Stifel Financial Corp.	3,252,317	407,255,135
		3,101,883,728
Chemicals — 1.3%
Ashland, Inc.	1,457,212	85,494,628
Avient Corp.	2,924,473	91,360,537
Axalta Coating Systems Ltd.(a)(b)	6,813,894	220,156,915
Cabot Corp.	1,697,526	112,512,023
NewMarket Corp.	248,986	171,118,118
Olin Corp.	3,637,100	75,760,793
RPM International, Inc.	4,095,218	425,902,672
Scotts Miracle-Gro Co. (The)	1,419,996	82,856,767
Westlake Corp.	1,065,192	78,760,296
		1,343,922,749
Commercial Services & Supplies — 1.6%
Brink’s Co. (The)	1,326,383	154,828,687
Clean Harbors, Inc.(a)(b)	1,604,195	376,151,644
MSA Safety, Inc.	1,175,314	188,214,784
RB Global, Inc.(b)	5,930,855	610,107,054
Tetra Tech, Inc.	8,349,489	280,041,861
		1,609,344,030

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment — 1.8%
Ciena Corp.(a)(b)	4,505,213	$ 1,053,634,164
Lumentum Holdings, Inc.(a)(b)	2,264,493	834,669,475
		1,888,303,639
Construction & Engineering — 2.3%
AECOM	4,230,211	403,266,015
API Group Corp.(a)(b)	11,822,510	452,329,233
Dycom Industries, Inc.(a)	924,777	312,482,148
Fluor Corp.(a)(b)	5,147,771	204,006,165
MasTec, Inc.(a)(b)	1,959,058	425,840,437
Sterling Infrastructure, Inc.(a)(b)	981,157	300,459,708
Valmont Industries, Inc.	629,192	253,136,525
		2,351,520,231
Construction Materials — 0.3%
Eagle Materials, Inc.(b)	1,024,078	211,656,441
Knife River Corp.(a)(b)	1,808,397	127,220,729
		338,877,170
Consumer Finance — 0.8%
Ally Financial, Inc.	8,953,449	405,501,705
FirstCash Holdings, Inc.(b)	1,240,351	197,687,142
SLM Corp.	6,483,161	175,434,337
		778,623,184
Consumer Staples Distribution & Retail — 2.7%
Albertsons Cos., Inc., Class A	12,631,892	216,889,586
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,207,153	378,769,984
Casey’s General Stores, Inc.(b)	1,187,375	656,274,036
Maplebear, Inc.(a)(b)	5,867,730	263,930,495
Performance Food Group Co.(a)(b)	5,008,439	450,358,835
Sprouts Farmers Market, Inc.(a)(b)	3,109,883	247,764,379
U.S. Foods Holding Corp.(a)(b)	7,119,455	536,237,351
		2,750,224,666
Containers & Packaging — 1.0%
AptarGroup, Inc.	2,095,800	255,603,768
Crown Holdings, Inc.	3,640,829	374,896,162
Graphic Packaging Holding Co.	9,420,291	141,869,583
Greif, Inc., Class A, NVS	835,852	56,587,180
Silgan Holdings, Inc.	2,798,268	112,966,079
Sonoco Products Co.	3,148,223	137,388,452
		1,079,311,224
Diversified Consumer Services — 1.0%
Duolingo, Inc., Class A(a)(b)	1,278,008	224,290,404
Graham Holdings Co., Class B	108,510	119,209,086
Grand Canyon Education, Inc.(a)(b)	881,896	146,668,124
H&R Block, Inc.	4,036,768	175,922,349
Service Corp. International	4,477,262	349,092,118
		1,015,182,081
Diversified REITs — 0.4%
WP Carey, Inc.	6,999,302	450,475,077
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(a)	7,989,009	304,141,573
Electric Utilities — 0.8%
IDACORP, Inc.	1,725,518	218,381,558
OGE Energy Corp.	6,430,579	274,585,723
Portland General Electric Co.	3,591,688	172,365,107
TXNM Energy, Inc.	3,130,255	184,309,415
		849,641,803
Electrical Equipment — 1.9%
Acuity, Inc.	971,356	349,727,014
EnerSys(b)	1,178,492	172,943,701
Security	Shares	Value
Electrical Equipment (continued)
Nextpower, Inc., Class A(a)(b)	4,739,378	$ 412,847,218
nVent Electric PLC	5,153,712	525,524,013
Regal Rexnord Corp.	2,120,433	297,539,158
Sensata Technologies Holding PLC	4,650,583	154,817,908
		1,913,399,012
Electronic Equipment, Instruments & Components — 3.7%
Arrow Electronics, Inc.(a)	1,644,876	181,232,438
Avnet, Inc.	2,595,518	124,792,505
Belden, Inc.(b)	1,254,456	146,206,847
Cognex Corp.	5,352,234	192,573,379
Coherent Corp.(a)	5,019,388	926,428,443
Crane NXT Co.	1,577,258	74,241,534
Fabrinet(a)(b)	1,144,292	520,973,262
Flex Ltd.(a)(b)	11,809,451	713,527,029
IPG Photonics Corp.(a)(b)	807,243	57,798,599
Littelfuse, Inc.	795,366	201,163,969
Novanta, Inc.(a)(b)	1,141,894	135,873,967
TD SYNNEX Corp.	2,418,995	363,405,619
Vontier Corp.(b)	4,632,960	172,253,453
		3,810,471,044
Energy Equipment & Services — 1.0%
NOV, Inc.	11,647,173	182,045,314
TechnipFMC PLC(b)	12,918,178	575,634,011
Valaris Ltd.(a)(b)	2,064,072	104,029,229
Weatherford International PLC	2,290,418	179,248,113
		1,040,956,667
Entertainment — 0.1%
Warner Music Group Corp., Class A	4,656,486	142,814,426
Financial Services — 1.4%
Equitable Holdings, Inc.	7,942,941	378,481,139
Essent Group Ltd.	3,086,991	200,685,285
Euronet Worldwide, Inc.(a)(b)	1,250,221	95,154,320
MGIC Investment Corp.	7,145,754	208,798,932
Shift4 Payments, Inc., Class A(a)(b)	2,157,953	135,886,300
Voya Financial, Inc.	3,039,436	226,407,588
WEX, Inc.(a)(b)	1,095,153	163,155,894
		1,408,569,458
Food Products — 0.8%
Darling Ingredients, Inc.(a)(b)	5,051,097	181,839,492
Flowers Foods, Inc.	6,744,846	73,383,924
Ingredion, Inc.	2,029,084	223,726,802
Marzetti Co. (The)	648,893	106,690,987
Pilgrim’s Pride Corp.	1,360,951	53,063,479
Post Holdings, Inc.(a)(b)	1,525,914	151,141,782
		789,846,466
Gas Utilities — 1.1%
National Fuel Gas Co.	2,886,157	231,065,729
New Jersey Resources Corp.	3,208,310	147,967,257
ONE Gas, Inc.	1,915,391	147,963,955
Southwest Gas Holdings, Inc.	2,051,862	164,189,997
Spire, Inc.	1,884,365	155,836,986
UGI Corp.	6,864,500	256,938,235
		1,103,962,159
Ground Transportation — 1.5%
Avis Budget Group, Inc.(a)(b)	539,584	69,239,419
Knight-Swift Transportation Holdings, Inc.(b)	5,184,981	271,070,807
Landstar System, Inc.	1,096,440	157,558,428
Ryder System, Inc.	1,289,628	246,821,903

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Saia, Inc.(a)(b)	850,940	$ 277,848,929
XPO, Inc.(a)(b)	3,749,162	509,548,607
		1,532,088,093
Health Care Equipment & Supplies — 1.4%
DENTSPLY SIRONA, Inc.	6,373,519	72,849,322
Envista Holdings Corp.(a)(b)	5,246,042	113,891,572
Globus Medical, Inc., Class A(a)(b)	3,558,332	310,677,967
Haemonetics Corp.(a)(b)	1,493,631	119,714,525
Lantheus Holdings, Inc.(a)(b)	2,116,584	140,858,665
LivaNova PLC(a)(b)	1,742,016	107,186,244
Masimo Corp.(a)(b)	1,458,036	189,632,162
Penumbra, Inc.(a)	1,250,527	388,801,350
		1,443,611,807
Health Care Providers & Services — 2.0%
Chemed Corp.	452,404	193,565,575
Encompass Health Corp.	3,213,576	341,088,957
Ensign Group, Inc. (The)(b)	1,837,041	320,012,542
HealthEquity, Inc.(a)(b)	2,751,770	252,089,650
Hims & Hers Health, Inc., Class A(a)(b)	6,653,161	216,028,138
Option Care Health, Inc.(a)(b)	5,067,696	161,456,794
Tenet Healthcare Corp.(a)(b)	2,806,547	557,717,020
		2,041,958,676
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	11,228,710	190,326,634
Omega Healthcare Investors, Inc.	9,437,093	418,440,704
Sabra Health Care REIT, Inc.	7,959,904	150,760,582
		759,527,920
Health Care Technology — 0.2%
Doximity, Inc., Class A(a)	4,387,604	194,283,105
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	6,384,595	66,782,864
Hotels, Restaurants & Leisure — 2.5%
Aramark	8,395,239	309,448,510
Boyd Gaming Corp.	1,845,692	157,326,786
Cava Group, Inc.(a)(b)	3,185,352	186,948,309
Choice Hotels International, Inc.(b)	660,125	62,883,508
Churchill Downs, Inc.(b)	2,115,730	240,727,759
Hilton Grand Vacations, Inc.(a)(b)	1,914,730	85,684,167
Hyatt Hotels Corp., Class A(b)	1,335,657	214,132,530
Planet Fitness, Inc., Class A(a)(b)	2,650,396	287,488,454
Texas Roadhouse, Inc.	2,112,154	350,617,564
Travel + Leisure Co.	2,053,244	144,815,299
Vail Resorts, Inc.	1,147,732	152,418,810
Wingstop, Inc.(b)	887,512	211,662,737
Wyndham Hotels & Resorts, Inc.	2,412,634	182,298,625
		2,586,453,058
Household Durables — 1.8%
KB Home	2,066,532	116,573,070
Somnigroup International, Inc.	6,703,380	598,477,767
Taylor Morrison Home Corp., Class A(a)	3,120,638	183,711,959
Toll Brothers, Inc.	3,078,392	416,260,166
TopBuild Corp.(a)(b)	891,467	371,911,118
Whirlpool Corp.	1,792,831	129,334,828
		1,816,268,908
Independent Power and Renewable Electricity Producers — 0.7%
Ormat Technologies, Inc.(b)	1,940,569	214,374,657
Talen Energy Corp.(a)(b)	1,458,582	546,734,877
		761,109,534
Security	Shares	Value
Industrial REITs — 1.0%
EastGroup Properties, Inc.	1,701,059	$ 303,026,650
First Industrial Realty Trust, Inc.	4,229,447	242,220,430
Rexford Industrial Realty, Inc.	7,419,385	287,278,587
STAG Industrial, Inc.	5,964,644	219,260,314
		1,051,785,981
Insurance — 4.0%
American Financial Group, Inc.	2,210,993	302,198,523
Brighthouse Financial, Inc.(a)(b)	1,828,059	118,439,943
CNO Financial Group, Inc.	3,048,998	129,490,945
F&G Annuities & Life, Inc.	487,767	15,047,612
Fidelity National Financial, Inc., Class A	8,139,881	444,356,104
First American Financial Corp.	3,254,612	199,963,361
Hanover Insurance Group, Inc. (The)	1,136,521	207,721,943
Kemper Corp.	1,872,058	75,893,231
Kinsale Capital Group, Inc.(b)	705,863	276,077,137
Old Republic International Corp.	7,271,082	331,852,183
Primerica, Inc.	1,019,379	263,366,758
Reinsurance Group of America, Inc.	2,098,870	427,036,090
RenaissanceRe Holdings Ltd.	1,472,700	414,064,332
RLI Corp.(b)	2,932,769	187,638,561
Ryan Specialty Holdings, Inc., Class A(b)	3,619,456	186,872,513
Selective Insurance Group, Inc.	1,928,608	161,366,631
Unum Group	4,916,852	381,056,030
		4,122,441,897
Interactive Media & Services — 0.6%
Pinterest, Inc., Class A(a)(b)	19,020,888	492,450,790
ZoomInfo Technologies, Inc., Class A(a)(b)	8,742,573	88,911,968
		581,362,758
IT Services — 1.4%
ASGN, Inc.(a)(b)	1,365,370	65,769,873
Kyndryl Holdings, Inc.(a)(b)	7,299,166	193,865,849
Okta, Inc., Class A(a)(b)	5,380,436	465,246,301
Twilio, Inc., Class A(a)	4,841,811	688,699,196
		1,413,581,219
Leisure Products — 0.5%
Brunswick Corp.	2,076,268	154,142,136
Mattel, Inc.(a)(b)	9,925,484	196,921,603
Polaris, Inc.	1,704,796	107,828,347
YETI Holdings, Inc.(a)(b)	2,482,356	109,645,664
		568,537,750
Life Sciences Tools & Services — 2.0%
Avantor, Inc.(a)(b)	21,776,622	249,560,088
Bio-Rad Laboratories, Inc., Class A(a)(b)	580,637	175,927,205
Bruker Corp.(b)	3,542,594	166,891,603
Illumina, Inc.(a)(b)	4,879,684	640,019,354
Medpace Holdings, Inc.(a)(b)	710,593	399,104,559
Repligen Corp.(a)(b)	1,689,497	276,840,978
Sotera Health Co.(a)	6,617,185	116,727,143
		2,025,070,930
Machinery — 5.5%
AGCO Corp.	1,978,103	206,355,705
Chart Industries, Inc.(a)(b)	1,411,440	291,081,271
CNH Industrial NV	28,264,519	260,598,865
Crane Co.(b)	1,563,648	288,383,601
Donaldson Co., Inc.	3,699,544	328,001,571
Esab Corp.	1,822,650	203,626,458
Flowserve Corp.	4,059,995	281,682,453
Graco, Inc.	5,295,308	434,056,397
ITT, Inc.	2,714,816	471,047,724
Lincoln Electric Holdings, Inc.	1,757,503	421,168,019

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Middleby Corp. (The)(a)(b)	1,480,119	$ 220,049,292
Mueller Industries, Inc.	3,545,691	407,045,327
Oshkosh Corp.	2,020,281	253,807,902
RBC Bearings, Inc.(a)	1,005,399	450,851,073
SPX Technologies, Inc.(a)(b)	1,591,712	318,437,903
Terex Corp.	2,093,068	111,727,970
Timken Co. (The)	2,023,867	170,267,931
Toro Co. (The)	3,125,649	246,051,089
Watts Water Technologies, Inc., Class A	875,350	241,614,107
		5,605,854,658
Marine Transportation — 0.2%
Kirby Corp.(a)(b)	1,730,827	190,702,519
Media — 1.0%
EchoStar Corp., Class A(a)(b)	4,299,448	467,349,998
New York Times Co. (The), Class A	5,155,548	357,898,142
Nexstar Media Group, Inc., Class A	910,181	184,812,252
		1,010,060,392
Metals & Mining — 2.5%
Alcoa Corp.	8,271,091	439,525,776
Cleveland-Cliffs, Inc.(a)(b)	18,195,993	241,642,787
Commercial Metals Co.	3,544,225	245,331,254
Hecla Mining Co.	21,398,077	410,629,098
MP Materials Corp., Class A(a)(b)	4,302,021	217,338,101
Reliance, Inc.	1,669,729	482,334,616
Royal Gold, Inc.	2,587,398	575,152,701
		2,611,954,333
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	21,815,448	487,793,417
Starwood Property Trust, Inc.	11,118,381	200,242,042
		688,035,459
Multi-Utilities — 0.3%
Black Hills Corp.	2,409,771	167,286,303
Northwestern Energy Group, Inc.	1,959,592	126,472,067
		293,758,370
Office REITs — 0.5%
COPT Defense Properties	3,608,164	100,306,959
Cousins Properties, Inc.	5,361,190	138,211,478
Kilroy Realty Corp.	3,473,623	129,809,292
Vornado Realty Trust	5,151,010	171,425,613
		539,753,342
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	10,646,310	189,397,855
Antero Resources Corp.(a)(b)	9,357,974	322,475,784
Chord Energy Corp.	1,815,604	168,306,491
Civitas Resources, Inc.	2,445,682	66,253,525
CNX Resources Corp.(a)(b)	4,304,636	158,281,466
DT Midstream, Inc.	3,246,713	388,566,612
HF Sinclair Corp.	4,993,889	230,118,405
Matador Resources Co.	3,729,218	158,268,012
Murphy Oil Corp.	4,282,354	133,823,563
Ovintiv, Inc.	8,086,719	316,918,518
PBF Energy, Inc., Class A	2,627,058	71,245,813
Permian Resources Corp., Class A	22,171,604	311,067,604
Range Resources Corp.(b)	7,565,236	266,750,221
Viper Energy, Inc., Class A	5,379,126	207,795,637
		2,989,269,506
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	2,023,322	163,403,485
Security	Shares	Value
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)(b)	3,704,580	$ 186,340,374
American Airlines Group, Inc.(a)	21,082,627	323,196,672
		509,537,046
Personal Care Products — 0.3%
BellRing Brands, Inc.(a)	4,019,157	107,432,067
Coty, Inc., Class A(a)(b)	11,691,807	36,010,765
elf Beauty, Inc.(a)(b)	1,902,966	144,701,535
		288,144,367
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc.(a)(b)	15,869,409	359,124,726
Jazz Pharmaceuticals PLC(a)(b)	1,940,766	329,930,220
		689,054,946
Professional Services — 2.9%
Booz Allen Hamilton Holding Corp., Class A	3,874,267	326,833,164
CACI International, Inc., Class A(a)(b)	705,229	375,753,063
Concentrix Corp.	1,413,297	58,764,889
ExlService Holdings, Inc.(a)	5,068,709	215,116,010
Exponent, Inc.	1,591,630	110,554,620
FTI Consulting, Inc.(a)(b)	966,302	165,073,371
Genpact Ltd.	5,121,297	239,574,274
KBR, Inc.	4,054,369	162,985,634
Maximus, Inc.	1,799,775	155,356,578
Parsons Corp.(a)(b)	1,698,613	104,974,283
Paylocity Holding Corp.(a)	1,406,810	214,538,525
Science Applications International Corp.	1,469,055	147,875,076
TransUnion(b)	6,202,604	531,873,293
UL Solutions, Inc., Class A(b)	2,403,060	189,505,312
		2,998,778,092
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(a)(b)	1,507,144	507,108,742
Residential REITs — 0.8%
American Homes 4 Rent, Class A	10,410,032	334,162,027
Equity LifeStyle Properties, Inc.	6,189,329	375,135,231
Independence Realty Trust, Inc.	7,624,792	133,281,364
		842,578,622
Retail REITs — 0.9%
Agree Realty Corp.	3,663,556	263,885,939
Brixmor Property Group, Inc.	9,776,599	256,342,426
Kite Realty Group Trust	6,912,489	165,692,361
NNN REIT, Inc.	6,065,907	240,391,894
		926,312,620
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.(a)(b)	3,961,426	104,502,418
Amkor Technology, Inc.	3,629,618	143,297,319
Cirrus Logic, Inc.(a)(b)	1,629,706	193,120,161
Entegris, Inc.(b)	4,841,986	407,937,320
Lattice Semiconductor Corp.(a)(b)	4,368,848	321,459,836
MACOM Technology Solutions Holdings, Inc.(a)(b)	2,045,074	350,280,275
MKS, Inc.(b)	2,145,321	342,822,296
Onto Innovation, Inc.(a)(b)	1,565,356	247,107,098
Rambus, Inc.(a)(b)	3,438,266	315,942,263
Silicon Laboratories, Inc.(a)	1,048,609	137,053,196
Synaptics, Inc.(a)(b)	1,244,352	92,106,935
Universal Display Corp.	1,411,713	164,859,844
		2,820,488,961
Software — 3.7%
Appfolio, Inc., Class A(a)(b)	736,943	171,449,789
Bentley Systems, Inc., Class B(b)	4,756,686	181,538,921

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
BILL Holdings, Inc.(a)(b)	2,845,822	$ 155,211,132
Blackbaud, Inc.(a)(b)	1,172,770	74,259,796
Commvault Systems, Inc.(a)(b)	1,407,866	176,490,082
Docusign, Inc.(a)(b)	6,423,109	439,340,656
Dolby Laboratories, Inc., Class A	1,952,597	125,395,779
Dropbox, Inc., Class A(a)(b)	5,568,321	154,799,324
Dynatrace, Inc.(a)(b)	9,629,284	417,333,169
Guidewire Software, Inc.(a)	2,715,013	545,744,763
Manhattan Associates, Inc.(a)(b)	1,924,594	333,551,386
Nutanix, Inc., Class A(a)(b)	8,648,670	447,049,752
Pegasystems, Inc.(b)	2,926,469	174,768,729
Qualys, Inc.(a)(b)	1,144,746	152,136,743
UiPath, Inc., Class A(a)	13,474,643	220,849,399
		3,769,919,420
Specialized REITs — 1.4%
CubeSmart	7,283,268	262,561,811
EPR Properties	2,429,610	121,237,539
Gaming & Leisure Properties, Inc.	9,037,181	403,871,619
Lamar Advertising Co., Class A	2,774,322	351,173,679
National Storage Affiliates Trust	2,259,939	63,752,879
PotlatchDeltic Corp.	2,267,425	90,198,167
Rayonier, Inc.	4,736,402	102,543,103
		1,395,338,797
Specialty Retail — 3.4%
Abercrombie & Fitch Co., Class A(a)	1,503,077	189,192,302
AutoNation, Inc.(a)(b)	873,467	180,353,466
Bath & Body Works, Inc.	6,580,698	132,140,416
Burlington Stores, Inc.(a)(b)	1,988,885	574,489,432
Chewy, Inc., Class A(a)(b)	7,188,275	237,572,489
Dick’s Sporting Goods, Inc.	2,111,374	417,988,711
Five Below, Inc.(a)(b)	1,761,299	331,758,280
Floor & Decor Holdings, Inc., Class A(a)(b)	3,441,509	209,553,483
GameStop Corp., Class A(a)(b)	13,161,399	264,280,892
Gap, Inc. (The)	7,227,717	185,029,555
Lithia Motors, Inc., Class A(b)	774,528	257,398,890
Murphy U.S.A., Inc.(b)	544,516	219,723,096
Penske Automotive Group, Inc.	589,649	93,335,540
RH(a)(b)	490,942	87,952,259
Valvoline, Inc.(a)(b)	4,056,139	117,871,400
		3,498,640,211
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class A(a)(b)	9,970,361	668,113,891
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)(b)	3,805,309	$ 92,849,540
Columbia Sportswear Co.	809,891	44,616,895
Crocs, Inc.(a)(b)	1,657,048	141,710,745
PVH Corp.(b)	1,538,704	103,123,942
VF Corp.	10,480,829	189,493,388
		571,794,510
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	1,204,691	309,328,508
Core & Main, Inc., Class A(a)(b)	6,090,450	316,520,686
GATX Corp.	1,140,241	193,384,874
MSC Industrial Direct Co., Inc., Class A	1,461,146	122,882,379
Watsco, Inc.	1,115,448	375,850,203
WESCO International, Inc.	1,553,714	380,100,593
		1,698,067,243
Water Utilities — 0.3%
Essential Utilities, Inc.	9,031,561	346,450,680
Total Long-Term Investments — 99.4% (Cost: $82,146,687,555)		101,972,204,442
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	4,342,046,238	4,344,217,261
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	457,791,801	457,791,801
Total Short-Term Securities — 4.7% (Cost: $4,799,705,240)		4,802,009,062
Total Investments — 104.1% (Cost: $86,946,392,795)		106,774,213,504
Liabilities in Excess of Other Assets — (4.1)%		(4,252,579,675)
Net Assets — 100.0%		$ 102,521,633,829

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Mid-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,933,875,204	$ 410,184,696 (a)	$ —	$ 8,331	$ 149,030	$ 4,344,217,261	4,342,046,238	$ 8,211,988 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	396,535,059	61,256,742 (a)	—	—	—	457,791,801	457,791,801	8,178,766	—
				$ 8,331	$ 149,030	$ 4,802,009,062		$ 16,390,754	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	519	03/20/26	$ 172,578	$ (1,780,861)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Cadence Bank	Goldman Sachs Bank USA	USD	17,148,335	08/19/26	0.40%	1D FEDL01	Monthly	$ (158,634)
Cadence Bank	HSBC Bank PLC		7,820,965	02/09/28	0.40%	1D OBFR01	Monthly	252,532
Cadence Bank	JPMorgan Chase Bank N.A.		21,998,569	02/09/26	0.40%	1D OBFR01	Monthly	710,315
Corebridge Financial, Inc.	JPMorgan Chase Bank N.A.		272,104,532	02/09/26	0.40%	1D OBFR01	Monthly	(15,705,028)
Equitable Holdings, Inc.	Goldman Sachs Bank USA		23,899,130	08/18/26	0.40%	1D FEDL01	Monthly	(321,624)
Equitable Holdings, Inc.	HSBC Bank PLC		29,501,880	02/09/28	0.40%	1D OBFR01	Monthly	1,031,669
Equitable Holdings, Inc.	JPMorgan Chase Bank N.A.		1,275,538	02/09/26	0.40%	1D OBFR01	Monthly	44,605
Total long positions of equity swaps								(14,146,165)
Net dividends and financing fees								(454,586)
Total equity swap contracts including dividends and financing fees								$ (14,600,751)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Mid-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 101,972,204,442	$ —	$ —	$ 101,972,204,442
Short-Term Securities
Money Market Funds	4,802,009,062	—	—	4,802,009,062
	$ 106,774,213,504	$ —	$ —	$ 106,774,213,504
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 2,039,121	$ —	$ 2,039,121
Liabilities
Equity Contracts	(1,780,861)	(16,639,872)	—	(18,420,733)
	$ (1,780,861)	$ (14,600,751)	$ —	$ (16,381,612)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust